Unaudited Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equipment depreciation	$ 60,774	$ 51,485
Patent amortization	58,918	58,918
Patent impairment	$ 556,120	$ 556,120
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	510,093,265	346,419,296
Common stock, shares outstanding	510,093,265	346,419,296
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000